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Diamond Hill Small Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Small Cap Fund - Investor
Accumulated Value						$ 10,000														$ 11,410					$ 12,622				$ 10,714				$ 13,003				$ 12,931			$ 17,128			$ 14,555			$ 17,894			$ 20,199		$ 22,519
Diamond Hill Small Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Small Cap Fund - Class I
Accumulated Value						10,000														11,445					12,698				10,808				13,158				13,122			17,430			14,856			18,306			20,727		$ 23,180
Diamond Hill Small Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Small Cap Fund - Class Y
Accumulated Value						500,000														572,829					636,162				542,082				660,688				659,558			877,105			748,708			924,446			1,047,465		$ 1,172,726
Diamond Hill Small-Mid Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Small-Mid Cap Fund - Investor
Accumulated Value						10,000														11,781					12,765				11,130				14,172				14,318			18,725			16,130			17,924			19,318		$ 20,927
Diamond Hill Small-Mid Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Small-Mid Cap Fund - Class I
Accumulated Value						10,000														11,818					12,838				11,225				14,339				14,527			19,050			16,454			18,342			19,830		$ 21,541
Diamond Hill Small-Mid Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Small-Mid Cap Fund - Class Y
Accumulated Value						500,000														591,456					643,311				563,435				720,167				731,004			959,347			829,715			926,102			1,002,345		$ 1,090,184
Diamond Hill Mid Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Mid Cap Fund - Investor
Accumulated Value						10,000														11,829					13,028				11,652				14,607				14,313			18,732			16,173			17,650			19,504		$ 22,059
Diamond Hill Mid Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Mid Cap Fund - Class I
Accumulated Value						10,000														11,856					13,097				11,747				14,780				14,519			19,062			16,509			18,067			20,024		$ 22,701
Diamond Hill Mid Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Mid Cap Fund - Class Y
Accumulated Value						500,000														593,795					656,233				589,526				742,281				729,959			959,240			831,541			911,795			1,011,457		$ 1,149,271
Diamond Hill Large Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Large Cap Fund - Investor
Accumulated Value						10,000														11,426					13,705				12,351				16,279				17,687			22,183			19,152			21,701			24,268		$ 25,561
Diamond Hill Large Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Large Cap Fund - Class I
Accumulated Value						10,000														11,463					13,791				12,462				16,472				17,949			22,572			19,552			22,223			24,915		$ 26,322
Diamond Hill Large Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Large Cap Fund - Class Y
Accumulated Value						500,000														573,707					690,832				625,016				827,169				902,157			1,135,760			985,074			1,120,840			1,258,294		$ 1,330,521
Diamond Hill Select Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Select Fund - Investor
Accumulated Value						10,000														10,937					13,116				11,502				15,000				17,144			22,786			18,812			24,490			27,622		$ 31,291
Diamond Hill Select Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Select Fund - Class I
Accumulated Value						10,000														10,962					13,190				11,605				15,175				17,386			23,191			19,202			25,071			28,364		$ 32,217
Diamond Hill Select Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Select Fund - Class Y
Accumulated Value						500,000														548,584					660,783				581,850				761,983				874,000			1,167,234			967,691			1,264,650			1,432,635		$ 1,629,218
Diamond Hill Long-Short Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Long-Short Fund - Investor
Accumulated Value						10,000														11,026					11,649				10,799				13,255				13,181			15,690			14,319			16,054			17,649		$ 20,959
Diamond Hill Long-Short Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Long-Short Fund - Class I
Accumulated Value						10,000														11,055					11,718				10,893				13,409				13,374			15,969			14,619			16,432			18,117		$ 21,578
Diamond Hill Long-Short Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																																			DH Long-Short Fund - Class Y
Accumulated Value						500,000														553,455					587,038				546,567				673,545				672,249			803,673			736,468			828,889			914,939		$ 1,090,954
Diamond Hill International Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																DH International Fund - Investor
Accumulated Value				$ 10,000															$ 13,038					$ 11,607				$ 14,300				$ 15,226				$ 17,118			$ 14,750			$ 17,387			$ 18,006			$ 23,024
Diamond Hill International Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																DH International Fund - Class I
Accumulated Value				10,000															13,076					11,675				14,425				15,397				17,358			15,013			17,733			18,428			$ 23,637
Diamond Hill International Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																																DH International Fund - Class Y
Accumulated Value				500,000															654,574					585,143				723,772				773,081				872,625			755,595			893,879			929,840			$ 1,194,255
Diamond Hill Short Duration Securitized Bond Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																		DH Short Duration Securitized Bond Fund - Investor
Accumulated Value					$ 10,000										$ 10,119							$ 10,521				$ 10,824				$ 11,304				$ 11,629				$ 11,911			$ 11,485			$ 12,448			$ 13,586			$ 14,431
Diamond Hill Short Duration Securitized Bond Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																		DH Short Duration Securitized Bond Fund - Class I
Accumulated Value					10,000										10,126							10,565				10,901				11,429				11,781				12,104			11,694			12,737			13,925			$ 14,844
Diamond Hill Short Duration Securitized Bond Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																																		DH Short Duration Securitized Bond Fund - Class Y
Accumulated Value					500,000										506,454							528,912				546,799				573,281				592,129				609,025			589,118			642,311			703,693			$ 750,282
Diamond Hill Securitized Total Return Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name													DH Securitized Total Return Fund - Investor
Accumulated Value	$ 10,000						$ 10,132	$ 10,274	$ 10,383		$ 10,419	$ 10,507	$ 10,486
Diamond Hill Securitized Total Return Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name													DH Securitized Total Return Fund - Class I
Accumulated Value	10,000						10,135	10,280	10,392		10,421	10,522	$ 10,503
Diamond Hill Securitized Total Return Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name													DH Securitized Total Return Fund - Class Y
Accumulated Value	500,000						506,801	514,070	519,199		521,219	526,287	$ 525,418
Diamond Hill Core Bond Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																		DH Core Bond Fund - Investor
Accumulated Value					10,000										9,772							10,148				10,279				11,062				11,903				11,756			10,340			10,980			11,328			$ 12,116
Diamond Hill Core Bond Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																		DH Core Bond Fund - Class I
Accumulated Value					10,000										9,786							10,193				10,355				11,176				12,063				11,944			10,529			11,226			11,607			$ 12,438
Diamond Hill Core Bond Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																																		DH Core Bond Fund - Class Y
Accumulated Value					500,000										489,425							510,086				518,717				560,978				606,079				600,311			530,472			565,608			585,584			$ 628,860
Diamond Hill Core Plus Bond Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																					DH Core Plus Bond Fund - Investor
Accumulated Value		$ 10,000								$ 9,931				$ 10,219		$ 10,350		$ 10,592			$ 10,702
Diamond Hill Core Plus Bond Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																					DH Core Plus Bond Fund - Class I
Accumulated Value		10,000								9,938				10,234		10,366		10,618			$ 10,736
Diamond Hill Core Plus Bond Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																					DH Core Plus Bond Fund - Class Y
Accumulated Value		500,000								496,929				511,917		519,131		531,859			$ 537,924
Diamond Hill Large Cap Concentrated ETF Shares
Account Value [Line Items]
Line Graph and Table Measure Name																																			DH Large Cap Conc ETF
Accumulated Value			$ 10,000														$ 12,098						$ 10,572				$ 12,403				$ 14,181				$ 15,453
Diamond Hill Small Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						10,000														11,274					13,656				12,940				16,954				20,495			25,754			20,808			26,209			32,448		$ 38,012
Diamond Hill Small Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						10,000														11,274					13,656				12,940				16,954				20,495			25,754			20,808			26,209			32,448		$ 38,012
Diamond Hill Small Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						500,000														563,676					682,784				646,994				847,685				1,024,748			1,287,710			1,040,380			1,310,430			1,622,414		$ 1,900,584
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						10,000														11,274					13,656				12,940				16,954				20,495			25,754			20,808			26,209			32,448		$ 38,012
Diamond Hill Small-Mid Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						10,000														11,274					13,656				12,940				16,954				20,495			25,754			20,808			26,209			32,448		$ 38,012
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						500,000														563,676					682,784				646,994				847,685				1,024,748			1,287,710			1,040,380			1,310,430			1,622,414		$ 1,900,584
Diamond Hill Mid Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						10,000														11,274					13,656				12,940				16,954				20,495			25,754			20,808			26,209			32,448		$ 38,012
Diamond Hill Mid Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						10,000														11,274					13,656				12,940				16,954				20,495			25,754			20,808			26,209			32,448		$ 38,012
Diamond Hill Mid Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						500,000														563,676					682,784				646,994				847,685				1,024,748			1,287,710			1,040,380			1,310,430			1,622,414		$ 1,900,584
Diamond Hill Large Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						10,000														11,274					13,656				12,940				16,954				20,495			25,754			20,808			26,209			32,448		$ 38,012
Diamond Hill Large Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						10,000														11,274					13,656				12,940				16,954				20,495			25,754			20,808			26,209			32,448		$ 38,012
Diamond Hill Large Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						500,000														563,676					682,784				646,994				847,685				1,024,748			1,287,710			1,040,380			1,310,430			1,622,414		$ 1,900,584
Diamond Hill Select Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						10,000														11,274					13,656				12,940				16,954				20,495			25,754			20,808			26,209			32,448		$ 38,012
Diamond Hill Select Fund | Class I Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						10,000														11,274					13,656				12,940				16,954				20,495			25,754			20,808			26,209			32,448		$ 38,012
Diamond Hill Select Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						500,000														563,676					682,784				646,994				847,685				1,024,748			1,287,710			1,040,380			1,310,430			1,622,414		$ 1,900,584
Diamond Hill Long-Short Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						10,000														11,274					13,656				12,940				16,954				20,495			25,754			20,808			26,209			32,448		$ 38,012
Diamond Hill Long-Short Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						10,000														11,274					13,656				12,940				16,954				20,495			25,754			20,808			26,209			32,448		$ 38,012
Diamond Hill Long-Short Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 3000 Index
Accumulated Value						500,000														563,676					682,784				646,994				847,685				1,024,748			1,287,710			1,040,380			1,310,430			1,622,414		$ 1,900,584
Diamond Hill International Fund | Investor Class | MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																MSCI ACWI ex USA Index
Accumulated Value				10,000															12,719					10,914				13,261				14,674				15,822			13,290			15,365			16,216			$ 21,467
Diamond Hill International Fund | Class I | MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																MSCI ACWI ex USA Index
Accumulated Value				10,000															12,719					10,914				13,261				14,674				15,822			13,290			15,365			16,216			$ 21,467
Diamond Hill International Fund | Class Y | MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																MSCI ACWI ex USA Index
Accumulated Value				$ 500,000															$ 635,943					$ 545,676				$ 663,068				$ 733,699				$ 791,098			$ 664,497			$ 768,260			$ 810,786			$ 1,073,357
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg US Aggregate Bond Index
Accumulated Value					10,000										9,679							10,022				10,023				10,897				11,715				11,534			10,033			10,588			10,721			$ 11,503
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg US Aggregate Bond Index
Accumulated Value					10,000										9,679							10,022				10,023				10,897				11,715				11,534			10,033			10,588			10,721			$ 11,503
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg US Aggregate Bond Index
Accumulated Value					500,000										483,954							501,095				501,151				544,836				585,734				576,703			501,672			529,409			536,028			$ 575,163
Diamond Hill Securitized Total Return Fund | Investor Class | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Aggregate Bond Index
Accumulated Value	10,000						9,974	10,093	10,203		10,267	10,331	$ 10,315
Diamond Hill Securitized Total Return Fund | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Aggregate Bond Index
Accumulated Value	10,000						9,974	10,093	10,203		10,267	10,331	$ 10,315
Diamond Hill Securitized Total Return Fund | Class Y | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Aggregate Bond Index
Accumulated Value	500,000						498,680	504,646	510,151		513,337	516,528	$ 515,764
Diamond Hill Core Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg US Aggregate Bond Index
Accumulated Value					10,000										9,679							10,022				10,023				10,897				11,715				11,534			10,033			10,588			10,721			$ 11,503
Diamond Hill Core Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg US Aggregate Bond Index
Accumulated Value					10,000										9,679							10,022				10,023				10,897				11,715				11,534			10,033			10,588			10,721			$ 11,503
Diamond Hill Core Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg US Aggregate Bond Index
Accumulated Value					500,000										483,954							501,095				501,151				544,836				585,734				576,703			501,672			529,409			536,028			$ 575,163
Diamond Hill Core Plus Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																					Bloomberg US Aggregate Bond Index
Accumulated Value		10,000								9,806				10,078		10,200		10,407			$ 10,521
Diamond Hill Core Plus Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																					Bloomberg US Aggregate Bond Index
Accumulated Value		10,000								9,806				10,078		10,200		10,407			$ 10,521
Diamond Hill Core Plus Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																					Bloomberg US Aggregate Bond Index
Accumulated Value		$ 500,000								$ 490,275				$ 503,911		$ 509,991		$ 520,345			$ 526,070
Diamond Hill Large Cap Concentrated ETF Shares | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Russell 3000 Index
Accumulated Value			10,000														12,240						9,889				12,456				15,421				$ 18,065
Diamond Hill Small Cap Fund | Investor Class | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 2000 Index
Accumulated Value						10,000														12,131					13,908				12,376				15,535				18,636			21,397			17,024			19,906			22,203		$ 25,047
Diamond Hill Small Cap Fund | Class I | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 2000 Index
Accumulated Value						10,000														12,131					13,908				12,376				15,535				18,636			21,397			17,024			19,906			22,203		$ 25,047
Diamond Hill Small Cap Fund | Class Y | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 2000 Index
Accumulated Value						500,000														606,540					695,382				618,792				776,739				931,782			1,069,862			851,221			995,323			1,110,162		$ 1,252,340
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 2500 Index
Accumulated Value						10,000														11,759					13,736				12,362				15,794				18,952			22,398			18,284			21,469			24,044		$ 26,907
Diamond Hill Small-Mid Cap Fund | Class I | Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 2500 Index
Accumulated Value						10,000														11,759					13,736				12,362				15,794				18,952			22,398			18,284			21,469			24,044		$ 26,907
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 2500 Index
Accumulated Value						500,000														587,946					686,782				618,089				789,710				947,600			1,119,891			914,175			1,073,458			1,202,218		$ 1,345,370
Diamond Hill Mid Cap Fund | Investor Class | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell Midcap Index
Accumulated Value						10,000														11,380					13,487				12,265				16,012				18,750			22,984			19,004			22,278			25,697		$ 28,420
Diamond Hill Mid Cap Fund | Class I | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell Midcap Index
Accumulated Value						10,000														11,380					13,487				12,265				16,012				18,750			22,984			19,004			22,278			25,697		$ 28,420
Diamond Hill Mid Cap Fund | Class Y | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell Midcap Index
Accumulated Value						500,000														568,992					674,356				613,272				800,578				937,483			1,149,205			950,219			1,113,915			1,284,831		$ 1,420,994
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 1000 Value Index
Accumulated Value						10,000														11,734					13,337				12,235				15,482				15,915			19,919			18,418			20,529			23,478		$ 27,213
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 1000 Index
Accumulated Value						10,000														11,205					13,636				12,983				17,063				20,640			26,101			21,108			26,708			33,255		$ 39,030
Diamond Hill Large Cap Fund | Class I | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 1000 Value Index
Accumulated Value						10,000														11,734					13,337				12,235				15,482				15,915			19,919			18,418			20,529			23,478		$ 27,213
Diamond Hill Large Cap Fund | Class I | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 1000 Index
Accumulated Value						10,000														11,205					13,636				12,983				17,063				20,640			26,101			21,108			26,708			33,255		$ 39,030
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 1000 Value Index
Accumulated Value						500,000														586,702					666,869				611,739				774,102				795,743			995,955			920,882			1,026,439			1,173,919		$ 1,360,649
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 1000 Index
Accumulated Value						500,000														560,268					681,775				649,158				853,164				1,032,014			1,305,034			1,055,421			1,335,416			1,662,740		$ 1,951,488
Diamond Hill Long-Short Fund | Investor Class | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 1000 Index
Accumulated Value						10,000														11,205					13,636				12,983				17,063				20,640			26,101			21,108			26,708			33,255		$ 39,030
Diamond Hill Long-Short Fund | Investor Class | 60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Accumulated Value						10,000														10,735					12,125				11,894				14,175				16,069			18,537			16,524			19,469			22,707		$ 25,459
Diamond Hill Long-Short Fund | Class I | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 1000 Index
Accumulated Value						10,000														11,205					13,636				12,983				17,063				20,640			26,101			21,108			26,708			33,255		$ 39,030
Diamond Hill Long-Short Fund | Class I | 60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Accumulated Value						10,000														10,735					12,125				11,894				14,175				16,069			18,537			16,524			19,469			22,707		$ 25,459
Diamond Hill Long-Short Fund | Class Y | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Russell 1000 Index
Accumulated Value						500,000														560,268					681,775				649,158				853,164				1,032,014			1,305,034			1,055,421			1,335,416			1,662,740		$ 1,951,488
Diamond Hill Long-Short Fund | Class Y | 60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Accumulated Value						$ 500,000														$ 536,772					$ 606,231				$ 594,686				$ 708,769				$ 803,458			$ 926,847			$ 826,199			$ 973,433			$ 1,135,338		$ 1,272,936
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value					10,000										9,955							10,039				10,199				10,610				10,964				10,912			10,510			10,995			11,474			$ 12,087
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value					10,000										9,955							10,039				10,199				10,610				10,964				10,912			10,510			10,995			11,474			$ 12,087
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value					$ 500,000										$ 497,746							$ 501,950				$ 509,974				$ 530,524				$ 548,210				$ 545,617			$ 525,501			$ 549,740			$ 573,683			$ 604,351
Diamond Hill Securitized Total Return Fund | Investor Class | Bloomber US Securitized: MBS, ABS and CMBS Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Securitized: MBS, ABS and CMBS Index
Accumulated Value	10,000						9,962	10,121	10,238		10,323	10,388	$ 10,410
Diamond Hill Securitized Total Return Fund | Class I | Bloomber US Securitized: MBS, ABS and CMBS Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Securitized: MBS, ABS and CMBS Index
Accumulated Value	10,000						9,962	10,121	10,238		10,323	10,388	$ 10,410
Diamond Hill Securitized Total Return Fund | Class Y | Bloomber US Securitized: MBS, ABS and CMBS Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Securitized: MBS, ABS and CMBS Index
Accumulated Value	$ 500,000						$ 498,115	$ 506,029	$ 511,896		$ 516,154	$ 519,404	$ 520,493
Diamond Hill Large Cap Concentrated ETF Shares | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Russell 1000 Value Index
Accumulated Value			10,000														11,912						11,014				12,276				14,040				$ 16,274
Diamond Hill Large Cap Concentrated ETF Shares | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Russell 1000 Index
Accumulated Value			$ 10,000														$ 12,391						$ 10,021				$ 12,680				$ 15,788				$ 18,530